Financial liabilities - Financial Liabilities Per Maturity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2019
Disclosure of financial liabilities [Line Items]
Total financial liabilities	€ 19,087	€ 18,723		€ 4,522	€ 5,690
Financial liabilities at beginning of period	18,723	4,522		5,864
Proceeds from borrowings	1,360	13,900	[1]	0
Proceeds from lease liabilities and other non cash effects	1,249	1,119
Repayment of borrowings	(2,245)	(1,982)	[1]	(1,343)
Financial liabilities at end of period	19,087	18,723		4,522
Previously stated
Disclosure of financial liabilities [Line Items]
Total financial liabilities		4,522		4,522
Financial liabilities at beginning of period		4,522
Financial liabilities at end of period				4,522
IFRS 16
Disclosure of financial liabilities [Line Items]
Total financial liabilities					1,168
BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Total financial liabilities	150	450		750	750
Financial liabilities at beginning of period	450	750		1,125
Proceeds from borrowings	0	0		0
Proceeds from lease liabilities and other non cash effects	0	0
Repayment of borrowings	(300)	(300)		(375)
Financial liabilities at end of period	150	450		750
BPI PTZI IPH41 | Previously stated
Disclosure of financial liabilities [Line Items]
Total financial liabilities		750		750
Financial liabilities at beginning of period		750
Financial liabilities at end of period				750
BPI PTZI IPH41 | IFRS 16
Disclosure of financial liabilities [Line Items]
Total financial liabilities					0
Lease liabilities – Real estate property
Disclosure of financial liabilities [Line Items]
Total financial liabilities	0	418		1,345	1,345
Financial liabilities at beginning of period	418	1,345		2,239
Proceeds from borrowings	0	0		0
Proceeds from lease liabilities and other non cash effects	0	0
Repayment of borrowings	(418)	(927)		(894)
Financial liabilities at end of period	0	418		1,345
Lease liabilities – Real estate property | Previously stated
Disclosure of financial liabilities [Line Items]
Total financial liabilities		1,345		1,345
Financial liabilities at beginning of period		1,345
Financial liabilities at end of period				1,345
Lease liabilities – Real estate property | IFRS 16
Disclosure of financial liabilities [Line Items]
Total financial liabilities					0
Property transaction (down-payment)
Disclosure of financial liabilities [Line Items]
Financial liabilities, down payment	0	(74)		(235)	(234)
Financial liabilities down payment at beginning of period	(74)	(235)		(386)
Proceeds from borrowings	0	0		0
Proceeds from lease liabilities and other non cash effects	0	0
Repayments of borrowings, down payment	74	161		152
Financial liabilities down payment at end of period	0	(74)		(235)
Property transaction (down-payment) | Previously stated
Disclosure of financial liabilities [Line Items]
Financial liabilities, down payment		(234)		(234)
Financial liabilities down payment at beginning of period		(234)
Financial liabilities down payment at end of period				(234)
Property transaction (down-payment) | IFRS 16
Disclosure of financial liabilities [Line Items]
Financial liabilities, down payment					0
Lease finance obligations – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Total financial liabilities	639	815		987	987
Financial liabilities at beginning of period	815	987		1,160
Proceeds from borrowings	0	0		0
Proceeds from lease liabilities and other non cash effects	0	0
Repayment of borrowings	(176)	(172)		(173)
Financial liabilities at end of period	639	815		987
Lease finance obligations – Laboratory equipment | Previously stated
Disclosure of financial liabilities [Line Items]
Total financial liabilities		987		987
Financial liabilities at beginning of period		987
Financial liabilities at end of period				987
Lease finance obligations – Laboratory equipment | IFRS 16
Disclosure of financial liabilities [Line Items]
Total financial liabilities					0
Loans - Equipment
Disclosure of financial liabilities [Line Items]
Total financial liabilities	262	319		372	372
Financial liabilities at beginning of period	319	372		426
Proceeds from borrowings	0	0		0
Proceeds from lease liabilities and other non cash effects	0	0
Repayment of borrowings	(57)	(53)		(54)
Financial liabilities at end of period	262	319		372
Loans - Equipment | Previously stated
Disclosure of financial liabilities [Line Items]
Total financial liabilities		372		372
Financial liabilities at beginning of period		372
Financial liabilities at end of period				372
Loans - Equipment | IFRS 16
Disclosure of financial liabilities [Line Items]
Total financial liabilities					0
Loans - Building
Disclosure of financial liabilities [Line Items]
Total financial liabilities	13,687	14,826		1,300	1,300
Financial liabilities at beginning of period	14,826	1,300		1,300
Proceeds from borrowings		13,900		0
Proceeds from lease liabilities and other non cash effects	0	0
Repayment of borrowings	(1,139)	374		0
Financial liabilities at end of period	13,687	14,826		1,300
Loans - Building | Previously stated
Disclosure of financial liabilities [Line Items]
Total financial liabilities		1,300		1,300
Financial liabilities at beginning of period		1,300
Financial liabilities at end of period				1,300
Loans - Building | IFRS 16
Disclosure of financial liabilities [Line Items]
Total financial liabilities					0
Lease finance obligations – Rent Le Virage
Disclosure of financial liabilities [Line Items]
Total financial liabilities	2,387	1,437			1,099
Financial liabilities at beginning of period	1,437
Proceeds from borrowings	0	0
Proceeds from lease liabilities and other non cash effects	1,114	623
Repayment of borrowings	(164)	285
Financial liabilities at end of period	2,387	1,437
Lease finance obligations – Rent Le Virage | Previously stated
Disclosure of financial liabilities [Line Items]
Total financial liabilities		0		0
Financial liabilities at beginning of period		0
Financial liabilities at end of period				0
Lease finance obligations – Rent Le Virage | IFRS 16
Disclosure of financial liabilities [Line Items]
Total financial liabilities					1,099
Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Total financial liabilities	447	496			0
Financial liabilities at beginning of period	496
Proceeds from borrowings	0	0
Proceeds from lease liabilities and other non cash effects	0	496
Repayment of borrowings	(49)	0
Financial liabilities at end of period	447	496
Lease liabilities – Premises Innate Inc | Previously stated
Disclosure of financial liabilities [Line Items]
Total financial liabilities		0		0
Financial liabilities at beginning of period		0
Financial liabilities at end of period				0
Lease liabilities – Premises Innate Inc | IFRS 16
Disclosure of financial liabilities [Line Items]
Total financial liabilities					0
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Total financial liabilities	21	37			69
Financial liabilities at beginning of period	37
Proceeds from borrowings	0	0
Proceeds from lease liabilities and other non cash effects	0	0
Repayment of borrowings	(16)	32
Financial liabilities at end of period	21	37
Lease liabilities – Vehicles | Previously stated
Disclosure of financial liabilities [Line Items]
Total financial liabilities		0		0
Financial liabilities at beginning of period		0
Financial liabilities at end of period				€ 0
Lease liabilities – Vehicles | IFRS 16
Disclosure of financial liabilities [Line Items]
Total financial liabilities					€ 69
BPI Refundable advance - FORCE
Disclosure of financial liabilities [Line Items]
Total financial liabilities	1,454	0
Financial liabilities at beginning of period	0
Proceeds from borrowings	1,360
Proceeds from lease liabilities and other non cash effects	94
Repayment of borrowings	0
Financial liabilities at end of period	1,454	0
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Total financial liabilities	41	0
Financial liabilities at beginning of period	0
Proceeds from borrowings	0
Proceeds from lease liabilities and other non cash effects	41
Repayment of borrowings	0
Financial liabilities at end of period	€ 41	€ 0

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.